ANNUAL
REPORT
November 30, 2002

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JANUARY, 2003

Dear Shareholder,

  The collapse in share prices over the past three years has been unsettling for even the most patient investor. Despite the fact that the 20 year return for the S&P 500 is still 12.54%, investors were underweighted in equities in 1982 and were over-speculative in 2000.

  Historic patterns offer invaluable insight into forecasting stock prices.
The market is influenced by supply and demand factors which reflect expectations for economic growth. Many similarities to other post-bubble periods, such as the early to mid 1970's, have been frequently noted in the media and previous Oak Ridge correspondence. These comparisons suggest a probable rebound of unspectacular measure will begin in 2003 and offer tempered returns for most of the decade. The greatest risk is a reduced standard of living from the threats of terrorists and rogue nations, as well as deflationary pressures on pricing.

  Over time, a natural optimism results from continued advances and innovations that improve the quality of our lives. A base level of inflation helps increase economic wealth and incents the current purchase of goods and services. Maintaining an environment that encourages spending and supports pricing power is paramount to avoid further market weakness. After the first three year decline in share prices since 1941, the market appears to be fairly valued and poised to rise at a rate near the expansion in corporate earnings. Consumer confidence remains low and should continue to be affected by stubborn unemployment data. There is no room for meaningful interest rate reductions to promote spending, suggesting much depends on the stabilization of international affairs and homeland security. A recent poll found two thirds of Americans believe the President should forego promised tax cuts to fund the military and homeland defense projects necessary for national security. It appears that Americans understand the long-term health of our economy will require near-term concessions.

  The international conflict has grown in complexity since the 1991 Gulf War. North Korea and other Middle East threats diminish the likelihood of a material market advance should we enjoy a successful resolution in Iraq. Long-term spending on military and security related technology will provide good investment opportunities and also attract a number of over-hyped fads to avoid.

  Oak Ridge Funds were aided by significant exposure to quality defense related positions. Healthcare and finance sectors also contributed to our Fund returns outperforming their respective benchmark sectors in a difficult 2002. Companies involved with new drug discovery and cost effective distribution of healthcare services should continue to do well and attract growth and value investors in the year ahead. As rates approached a level that appeared near bottom, Oak Ridge reduced exposure to financial concerns dependent on new mortgage activity and faced with deteriorating credit quality. The financial needs of aging baby boomers suggest good opportunities still exist in areas such as insurance and investment management.

  Events of the past two years have required a rebuilding of credibility on Wall Street. Embarrassing and costly settlements from most large brokerage firms relating to biased research and fraudulent practices have led to significant reform. Investors have forced accounting changes that will provide greater transparency to earnings and other financial data. Companies are reducing option awards, promoting more Board involvement and aligning management's interests with shareholders. These changes should have an effect similar to the introduction of the Securities Acts in 1933 and 1934, and significantly improve investor confidence.

  Amid the challenges, there is genuine reason for optimism. Low interest rates on bonds and the prolonged underperformance of stocks are attracting new investment dollars and re-allocation of existing portfolios toward equity investments. For many years, large investments in U. S. equities were directed to S&P 500 Index Funds making the largest companies more expensive. It appears that good stock pickers can add significant value and best the S&P 500 in a similar manner as the late 1970's, as valuations are more compelling away from the very largest companies and outside of technology. While some good opportunities exist in the technology sector, the group is unlikely to beat the overall market over the next several years due to a poor fundamental outlook, lack of pricing power and despite the devastating selloff, continued overvaluation. There will likely be some periods of sharp advances followed by frustrating retrenchment.

  The best opportunities will be in companies with reasonable pricing power and relative earnings visibility. Good growth managers with an awareness of valuation should begin to outperform the value stocks that are now pricey due to their prolonged representation as safe havens.

  We appreciate your confidence during this difficult time and realize that relative outperformance with declining account values is still difficult to bear. Best wishes for a healthy, happy and prosperous New Year.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

                  Oak Ridge          Oak Ridge
              Small Cap Equity   Small Cap Equity
              Fund - Class A -   Fund - Class A -   Russell 2000   Russell 2000
 Date              No Load            Load              Index      Growth Index
 ----         ----------------   ----------------   ------------   ------------
  1/94*<F24>       $10,000           $9,575           $10,000         $10,000
 11/94             $10,480          $10,035            $9,562          $9,531
 11/95             $14,360          $13,749           $12,286         $12,508
 11/96             $17,359          $16,621           $14,315         $13,953
 11/97             $22,218          $21,274           $17,665         $16,057
 11/98             $20,038          $19,186           $16,496         $14,915
 11/99             $23,524          $22,524           $19,081         $19,786
 11/00             $26,105          $24,995           $18,969         $17,012
 11/01             $26,309          $25,191           $19,912         $15,427
 11/02             $22,810          $21,840           $17,801         $12,274

*<F24>  Inception date January 3, 1994

                                               For the period ended November 30, 2002

                                                                                    Average Annual Total Return
                                                                                    ---------------------------
                                                                                                              Since
                                                                1 Year         3 Year         5 Year        Inception
                                                                ------         ------         ------        ---------
Oak Ridge Small Cap Equity Fund - Class A (no load)(a)<F1>     (13.30)%        (1.02)%          0.53%         9.69%
Oak Ridge Small Cap Equity Fund - Class A (load)(a)<F1>        (16.97)%        (2.45)%        (0.34)%         9.16%
Russell 2000 Index                                             (10.60)%        (2.33)%          0.13%         6.67%
Russell 2000 Growth Index                                      (20.43)%       (14.71)%        (5.23)%         2.33%

(a)<F1>  January 3, 1994 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

             Oak Ridge            Oak Ridge
         Large Cap Equity     Large Cap Equity
         Fund - Class A -     Fund - Class A -       S&P 500      Russell 1000
 Date         No Load               Load              Index       Growth Index
 ----    ----------------     ----------------       -------      ------------
  3/99        $10,000               $9,575           $10,000         $10,000
  5/99        $10,092               $9,663           $10,548         $10,216
 11/99        $10,376               $9,935           $11,324         $11,937
  5/00        $11,059              $10,589           $11,653         $12,769
 11/00        $11,576              $11,084           $10,846         $10,558
  5/01        $11,351              $10,869           $10,423          $8,975
 11/01        $10,343               $9,904            $9,521          $8,150
  5/02         $9,826               $9,408            $8,980          $7,101
 11/02         $8,951               $8,570            $7,948          $6,302

                                               For the period ended November 30, 2002

                                                                            Average Annual Total Return
                                                                            ---------------------------
                                                                                               Since
                                                                1 Year         3 Year        Inception
                                                                ------         ------         ------
Oak Ridge Large Cap Equity Fund - Class A (no load)(a)<F2>     (13.46)%        (4.81)%        (2.91)%
Oak Ridge Large Cap Equity Fund - Class A (load)(a)<F2>        (17.13)%        (6.17)%        (4.02)%
S&P 500 Stock Index                                            (16.51)%       (11.12)%        (5.93)%
Russell 1000 Growth Index                                      (22.68)%       (19.18)%       (11.57)%

(a)<F2>  March 1, 1999 inception.

Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK -- 88.61%

             AEROSPACE & DEFENSE -- 2.38%
    2,000    DRS Technologies, Inc.*<F3>                           $    66,720
    1,500    MTC Technologies, Inc.*<F3>                                32,985
   10,000    Veridian Corporation*<F3>                                 210,000
                                                                   -----------
                                                                       309,705
                                                                   -----------

             BANKING -- 4.01%
   11,000    Astoria Financial Corporation                             289,080
   40,000    Bay View Capital Corporation*<F3>                         232,800
                                                                   -----------
                                                                       521,880
                                                                   -----------

             BUSINESS SERVICES -- 5.32%
   14,000    Alliance Data
               Systems Corporation*<F3>                                266,140
   11,333    ChoicePoint Inc.*<F3>                                     425,894
                                                                   -----------
                                                                       692,034
                                                                   -----------

             CHEMICALS -- 3.91%
    9,000    Cambrex Corporation                                       265,320
   13,000    Spartech Corporation                                      243,230
                                                                   -----------
                                                                       508,550
                                                                   -----------

             COMPUTER SERVICES -- 2.93%
   10,000    CACI International Inc. - Class A*<F3>                    381,000
                                                                   -----------

             CONSUMER PRODUCTS -- 2.02%
    8,700    Church & Dwight Co., Inc.                                 262,044
                                                                   -----------

             DATA PROCESSING -- 3.49%
   17,000    Reynolds and Reynolds
               Company - Class A                                       453,390
                                                                   -----------

             DIVERSIFIED
               MANUFACTURING -- 2.06%
    6,100    Teleflex Incorporated                                     267,668
                                                                   -----------

             DRUGS & MEDICAL -- 9.17%
   18,000    Albany Molecular Research, Inc.*<F3>                      269,100
   30,000    Caremark Rx, Inc.*<F3>                                    529,800
   10,000    Taro Pharmaceutical
               Industries Ltd.+<F4>*<F3>                               392,600
                                                                   -----------
                                                                     1,191,500
                                                                   -----------

             EDUCATION -- 1.86%
    6,200    Career Education Corporation*<F3>                         241,242
                                                                   -----------

             FINANCIAL SERVICES -- 5.44%
    5,250    Doral Financial Corp.                                     141,487
    6,200    Legg Mason, Inc.                                          320,416
   25,000    Net.B@nk, Inc.*<F3>                                       244,750
                                                                   -----------
                                                                       706,653
                                                                   -----------

             FOOD & BEVERAGE -- 2.17%
    7,200    The J.M. Smucker Company                                  281,736
                                                                   -----------

             HEALTH CARE SERVICES -- 1.19%
   12,000    Province Healthcare Company*<F3>                          154,560
                                                                   -----------

             INFORMATION MANAGEMENT
               SERVICES -- 7.40%
   10,000    Cognizant Tech
               Solutions Corporation*<F3>                              713,900
   22,000    Perot Systems Corporation -
               Class A*<F3>                                            247,500
                                                                   -----------
                                                                       961,400
                                                                   -----------

             INSTRUMENTS - SCIENTIFIC -- 3.62%
   15,000    Varian, Inc.*<F3>                                         471,300
                                                                   -----------

             INSURANCE -- 2.33%
   13,000    HCC Insurance Holdings, Inc.                              303,160
                                                                   -----------

             LEISURE & GAMING -- 2.13%
   16,000    Alliance Gaming Corporation*<F3>                          276,800
                                                                   -----------

             OIL & GAS EXPLORATION
               & PRODUCTION -- 1.65%
    5,000    Evergreen Resources, Inc.*<F3>                            214,000
                                                                   -----------

             RESTAURANTS -- 1.85%
   11,000    O'Charley's Inc.*<F3>                                     240,460
                                                                   -----------

             RETAIL -- 2.13%
   10,000    O'Reilly Automotive, Inc.*<F3>                            277,600
                                                                   -----------

             SAVINGS AND LOANS -- 4.71%
   13,770    New York Community Bancorp, Inc.                          383,908
   16,500    Sovereign Bancorp, Inc.                                   228,030
                                                                   -----------
                                                                       611,938
                                                                   -----------

             SEMICONDUCTORS -- 2.51%
   14,000    Integrated Circuit Systems, Inc.*<F3>                     325,920
                                                                   -----------

             TRANSPORTATION SERVICES -- 3.76%
   14,600    Expeditors International of
               Washington, Inc.                                        488,370
                                                                   -----------

             WASTE DISPOSAL SERVICES -- 5.91%
   14,000    Stericycle, Inc.*<F3>                                     466,466
    8,100    Waste Connections, Inc.*<F3>                              302,211
                                                                   -----------
                                                                       768,677
                                                                   -----------

             WHOLESALE -- 4.66%
    8,800    Performance Food
               Group Company*<F3>                                      309,760
   11,500    United Natural Foods, Inc.*<F3>                           296,125
                                                                   -----------
                                                                       605,885
                                                                   -----------
             Total Common Stock
               (cost $10,119,495)                                   11,517,472
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 13.45%

             U.S. GOVERNMENT AGENCY
               OBLIGATIONS -- 3.58%
 $465,000    Federal National
               Mortgage Association,
               1.10%, 12/04/2002                                       464,957
                                                                   -----------
             Total U.S. Government Agency
               Obligations                                             464,957
                                                                   -----------

             VARIABLE RATE DEMAND NOTES#<F5> -- 9.87%
  457,607    American Family Financial
               Services, Inc., 0.9914%                                 457,607
  377,553    Wisconsin Corporate Central
               Credit Union, 1.05%                                     377,553
  448,600    Wisconsin Electric Power
               Company, 0.9913%                                        448,600
                                                                   -----------
             Total Variable Rate Demand Notes                        1,283,760
                                                                   -----------
             Total Short-Term Investments
               (cost $1,748,717)                                     1,748,717
                                                                   -----------
             Total Investments -- 102.06%
               (cost $11,868,212)                                   13,266,189
                                                                   -----------
             Liabilities, less
               Other Assets  -- (2.06)%                               (267,966)
                                                                   -----------
             NET ASSETS -- 100.00%                                 $12,998,223
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing security.
 +<F4>  Foreign security.
 #<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2002.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
             COMMON STOCK -- 88.74%

             AEROSPACE AND DEFENSE -- 2.62%
    2,600    General Dynamics Corporation                           $  211,770
                                                                    ----------

             AGRICULTURE -- 2.58%
   15,600    Archer-Daniels-Midland Company                            207,948
                                                                    ----------

             BANKING -- 3.35%
    6,950    Citigroup Inc.                                            270,216
                                                                    ----------

             BIOTECHNOLOGY -- 4.09%
    3,500    Amgen Inc.*<F6>                                           165,200
    5,000    Genentech, Inc.*<F6>                                      165,000
                                                                    ----------
                                                                       330,200
                                                                    ----------

             BUSINESS SERVICES -- 2.54%
    4,100    Affiliated Computer Services,
               Inc. - Class A*<F6>                                     205,000
                                                                    ----------

             CHEMICALS -- 2.50%
    6,100    International Flavors
               & Fragrances Inc.                                       201,422
                                                                    ----------

             COMMUNICATIONS -- 4.66%
    2,800    ALLTEL Corporation                                        154,224
    6,900    Univision Communications,
               Inc. - Class A*<F6>                                     221,766
                                                                    ----------
                                                                       375,990
                                                                    ----------

             COMPUTERS - HARDWARE -- 2.58%
    7,300    Dell Computer Corporation*<F6>                            208,561
                                                                    ----------

             COMPUTERS - SOFTWARE -- 3.89%
    5,425    Microsoft Corporation*<F6>                                313,673
                                                                    ----------

             COSMETICS & TOILETRIES -- 5.56%
    3,900    Kimberly-Clark Corporation                                196,248
    3,000    Procter & Gamble Company                                  252,000
                                                                    ----------
                                                                       448,248
                                                                    ----------

             DIVERSIFIED MANUFACTURING -- 2.45%
    7,300    General Electric Company                                  197,830
                                                                    ----------

             DRUGS & MEDICAL -- 8.73%
    4,100    Cardinal Health, Inc.                                     252,314
    5,000    Medtronic, Inc.                                           233,750
    6,925    Pfizer Inc.                                               218,415
                                                                    ----------
                                                                       704,479
                                                                    ----------

             ELECTRONICS -- 1.19%
    4,600    Intel Corporation                                          96,048
                                                                    ----------

             FINANCE - CREDIT CARD -- 0.51%
    1,050    American Express Company                                   40,876
                                                                    ----------

             HOSPITALS -- 2.39%
    4,800    HCA - The Healthcare Company                              192,864
                                                                    ----------

             INSURANCE -- 3.29%
    4,071    American International Group                              265,226
                                                                    ----------

             INVESTMENT COMPANIES -- 2.48%
    4,600    Merrill Lynch & Company                                   200,100
                                                                    ----------

             LEISURE & GAMING -- 2.63%
    2,750    International Game Technology*<F6>                        212,025
                                                                    ----------

             MEDICAL PRODUCTS -- 3.11%
    4,400    Johnson & Johnson                                         250,888
                                                                    ----------

             OIL - INTEGRATED -- 2.49%
    4,209    ConocoPhillips                                            201,232
                                                                    ----------

             RESTAURANTS -- 2.40%
    6,500    Brinker International, Inc.*<F6>                          193,700
                                                                    ----------

             RETAIL - DISCOUNT -- 7.01%
    3,500    Costco Wholesale Corporation*<F6>                         113,050
    4,400    Ross Stores, Inc.                                         203,500
    4,600    Wal-Mart Stores, Inc.                                     249,136
                                                                    ----------
                                                                       565,686
                                                                    ----------

             RETAIL - DRUGS -- 2.46%
    6,900    Walgreen Company                                          198,651
                                                                    ----------

             TEXTILES & APPAREL -- 2.74%
    6,000    Jones Apparel Group, Inc.*<F6>                            220,800
                                                                    ----------

             TOYS -- 4.34%
   17,000    Mattel, Inc.                                              350,540
                                                                    ----------

             TRANSPORTATION SERVICES -- 6.15%
    8,400    Expeditors International  of
               Washington, Inc.                                        280,980
    3,400    United Parcel Service,
               Inc. - Class B                                          215,424
                                                                    ----------
                                                                       496,404
                                                                    ----------
             Total Common Stock
               (cost $6,685,035)                                     7,160,377
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 11.81%

             VARIABLE RATE DEMAND NOTES#<F7> -- 11.81%
 $327,759    American Family Financial
               Services, Inc., 0.9914%                                 327,759
  284,714    Wisconsin Corporate Central
               Credit Union, 1.05%                                     284,714
  340,127    Wisconsin Electric Power
               Company, 0.9913%                                        340,127
                                                                    ----------
             Total Short-Term Investments
               (cost $952,600)                                         952,600
                                                                    ----------
             Total Investments -- 100.55%
               (cost $7,637,635)                                     8,112,977
                                                                    ----------
             Liabilities, less
               Other Assets -- (0.55%)                                 (43,981)
                                                                    ----------
             NET ASSETS -- 100.00%                                  $8,068,996
                                                                    ----------
                                                                    ----------

 *<F6>  Non-income producing security.
 #<F7> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2002.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002

                                                     OAK RIDGE       OAK RIDGE
                                                     SMALL CAP       LARGE CAP
                                                    EQUITY FUND     EQUITY FUND
                                                    -----------     ----------
ASSETS:
   Investments, at market value (cost $11,868,212
     and $7,637,635, respectively)                  $13,266,189    $ 8,112,977
   Receivable from Adviser                                   --         53,799
   Interest and dividends receivable                      8,516          7,803
   Other assets                                           4,980          3,699
                                                    -----------    -----------
   Total Assets                                      13,279,685      8,178,278
                                                    -----------    -----------

LIABILITIES:
   Payable for investments purchased                    210,588         14,798
   Payable to Adviser                                     3,282             --
   Payable for 12b-1 fees                                 6,221          3,294
   Accrued other expenses                                61,371         91,190
                                                    -----------    -----------
   Total Liabilities                                    281,462        109,282
                                                    -----------    -----------
NET ASSETS                                          $12,998,223    $ 8,068,996
                                                    -----------    -----------
                                                    -----------    -----------
NET ASSETS CONSIST OF:
   Paid-in-capital                                  $12,851,584    $ 7,192,610
   Accumulated net realized
     gain (loss) on investments                      (1,251,338)       401,044
   Net unrealized appreciation on investments         1,397,977        475,342
                                                    -----------    -----------
   Net Assets                                       $12,998,223    $ 8,068,996
                                                    -----------    -----------

CLASS A:
   Net assets                                       $12,145,347   $  8,068,996
   Shares authorized ($0.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                        841,905        751,155
   Net asset value and redemption price per share        $14.43         $10.74
                                                         ------         ------
                                                         ------         ------
   Maximum offering price per share ($14.43 and
     $10.74 divided by 0.9575, respectively)             $15.07         $11.22
                                                         ------         ------
                                                         ------         ------
CLASS C:
   Net assets                                       $   852,876    $        --
   Shares authorized ($0.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                         62,218             --
   Net asset value, redemption price and
     offering price per share                            $13.71         $   --
                                                         ------         ------
                                                         ------         ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2002

                                                     OAK RIDGE       OAK RIDGE
                                                     SMALL CAP       LARGE CAP
                                                    EQUITY FUND     EQUITY FUND
                                                    -----------     ----------
INVESTMENT INCOME:
   Interest                                         $    30,671    $    12,091
   Dividends (net of foreign taxes withheld
     of $116 and $0, respectively)                       55,909         65,796
                                                    -----------    -----------
                                                         86,580         77,887
                                                    -----------    -----------

EXPENSES:
   Investment advisory fees                             108,054         46,611
   Fund administration and accounting fees               80,670         62,146
   12b-1 fees -- Class A                                 33,288         19,422
   12b-1 fees -- Class C                                  8,188             --
   Service fees -- Class C                                2,729             --
   Professional fees                                     40,649         69,529
   Shareholder servicing fees and expenses               46,669         27,096
   Federal and state registration fees                   11,456         11,290
   Reports to shareholders                                5,319          5,300
   Custody fees                                           4,190          4,884
   Directors' fees                                        2,720          2,770
   Other                                                    791            139
                                                    -----------    -----------
   Total expenses before waiver                         344,723        249,187
   Less: Waiver of expenses by Adviser                  (48,392)       (93,815)
                                                    -----------    -----------
   Net expenses                                         296,331        155,372
                                                    -----------    -----------
NET INVESTMENT LOSS                                    (209,751)       (77,485)
                                                    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments           (1,251,338)       747,407
   Change in unrealized appreciation/depreciation
     on investments                                    (499,455)    (1,925,739)
                                                    -----------    -----------
   Net loss on investments                           (1,750,793)    (1,178,332)
                                                    -----------    -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $(1,960,544)   $(1,255,817)
                                                    -----------    -----------
                                                    -----------    -----------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               OAK RIDGE                     OAK RIDGE
                                                         SMALL CAP EQUITY FUND         LARGE CAP EQUITY FUND
                                                      ---------------------------   ---------------------------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                          2002           2001           2002           2001
                                                      ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment loss                                $  (209,751)   $  (216,457)    $  (77,485)    $  (16,155)
   Net realized gain (loss) on investments             (1,251,338)     1,707,441        747,407       (100,638)
   Change in unrealized appreciation/depreciation
     on investments                                      (499,455)    (1,329,104)    (1,925,739)      (194,438)
                                                      -----------    -----------     ----------     ----------
   Net increase (decrease) in net assets resulting
     from operations                                   (1,960,544)       161,880     (1,255,817)      (311,231)
                                                      -----------    -----------     ----------     ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                            999,078        888,163        362,337        518,392
   Shares issued to holders in reinvestment
     of distributions                                   1,637,049      2,630,043             --             --
   Shares redeemed                                     (1,668,346)    (1,472,077)    (1,999,100)        (4,128)
   Shares issued in connection with acquisition
     of Universal Growth Fund                                  --             --      8,228,914             --
                                                      -----------    -----------     ----------     ----------
   Net increase in net assets resulting
   from capital share transactions                        967,781      2,046,129      6,592,151        514,264
                                                      -----------    -----------     ----------     ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM NET REALIZED GAINS                              (1,562,741)    (2,517,247)            --             --
                                                      -----------    -----------     ----------     ----------

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
  FROM NET REALIZED GAINS                                (144,696)      (231,425)            --             --
                                                      -----------    -----------     ----------     ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                        (2,700,200)      (540,663)     5,336,334        203,033

NET ASSETS:
   Beginning of period                                 15,698,423     16,239,086      2,732,662      2,529,629
                                                      -----------    -----------     ----------     ----------
   End of period                                      $12,998,223    $15,698,423     $8,068,996     $2,732,662
                                                      -----------    -----------     ----------     ----------
                                                      -----------    -----------     ----------     ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                               YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              NOV. 30, '02    NOV. 30, '01     NOV. 30, '00    NOV. 30, '99    NOV. 30, '98
                                              ------------    ------------     ------------    ------------    ------------
Net asset value, beginning
  of period                                      $18.58          $21.75           $19.60          $16.73          $19.84
                                                 ------          ------           ------          ------          ------
Income from investment  operations:
     Net investment loss                          (0.22)(2)<F9>   (0.24)(1)<F8>    (0.28)(1)<F8>   (0.27)(1)<F8>   (0.18)(1)<F8>
     Net realized and unrealized
       gains (losses) on investments              (1.91)           0.75             2.43            3.18           (1.67)
                                                 ------          ------           ------          ------          ------
Total from investment operations                  (2.13)           0.51             2.15            2.91           (1.85)
                                                 ------          ------           ------          ------          ------
Less distributions:
     Distributions from net realized gains        (2.02)          (3.68)              --           (0.04)          (1.26)
                                                 ------          ------           ------          ------          ------
Net asset value, end of period                   $14.43          $18.58           $21.75          $19.60          $16.73
                                                 ------          ------           ------          ------          ------
                                                 ------          ------           ------          ------          ------
Total Return(3)<F10>                           (13.30)%           0.78%           10.97%          17.41%         (9.82)%

Supplemental data and ratios:
Net assets, end of period                   $12,145,347     $14,419,175      $14,908,546     $14,001,255     $13,215,299
Ratio of expenses to
  average net assets:
     Before expense waiver                        2.34%           2.15%            2.09%           2.50%           2.65%
     After expense waiver                         2.00%           2.00%            2.00%           2.00%           1.89%
Ratio of net investment loss
  to average net assets:
     Before expense waiver                      (1.74)%         (1.40)%          (1.22)%         (1.98)%         (1.89)%
     After expense waiver                       (1.40)%         (1.25)%          (1.13)%         (1.48)%         (1.13)%
Portfolio turnover rate(4)<F11>                     46%             40%              46%             64%             57%

(1)<F8> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F9> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F10>  The total return calculation does not reflect the 4.25% sales load.
(4)<F11> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                               YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              NOV. 30, '02    NOV. 30, '01     NOV. 30, '00    NOV. 30, '99    NOV. 30, '98
                                              ------------    ------------     ------------    ------------    ------------
Net asset value, beginning
  of period                                      $17.88          $21.18           $19.24          $16.54          $19.75
                                                 ------          ------           ------          ------          ------
Income from investment operations:
    Net investment loss                           (0.33)(2)<F13>  (0.38)(1)<F12>   (0.48)(1)<F12>  (0.46)(1)<F12>  (0.34)(2)<F13>
    Net realized and unrealized
      gains (losses) on investments               (1.82)           0.76             2.42            3.20           (1.61)
                                                 ------          ------           ------          ------          ------
Total from investment operations                  (2.15)           0.38             1.94            2.74           (1.95)
                                                 ------          ------           ------          ------          ------
Less distributions:
    Distributions from capital gains              (2.02)          (3.68)              --           (0.04)          (1.26)
                                                 ------          ------           ------          ------          ------
Net asset value, end of period                   $13.71          $17.88           $21.18          $19.24          $16.54
                                                 ------          ------           ------          ------          ------
                                                 ------          ------           ------          ------          ------
Total Return                                   (14.01)%           0.09%           10.08%          16.58%        (10.40)%

Supplemental data and ratios:
Net assets, end of period                      $852,876      $1,279,248       $1,330,540      $1,497,642      $1,255,930
Ratio of expenses to
  average net assets:
    Before expense waiver                         3.09%           2.90%            2.84%           3.25%           3.39%
    After expense waiver                          2.75%           2.75%            2.75%           2.75%           2.63%
Ratio of net investment loss
  to average net assets:
    Before expense waiver                       (2.49)%         (2.15)%          (1.97)%         (2.73)%         (2.63)%
    After expense waiver                        (2.15)%         (2.00)%          (1.88)%         (2.23)%         (1.87)%
Portfolio turnover rate(3)<F14>                     46%             40%              46%             64%             57%

(1)<F12> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F13> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F14> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                                                                         MARCH 1, '99(1)<F15>
                                                  YEAR ENDED          YEAR ENDED          YEAR ENDED           THROUGH
                                                 NOV. 30, '02        NOV. 30, '01        NOV. 30, '00        NOV. 30, '99
                                                 ------------        ------------        ------------        ------------
Net asset value, beginning of period                $12.41              $13.89              $12.45              $12.00
                                                    ------              ------              ------              ------
Income from investment operations:
    Net investment loss(2)<F16>                      (0.10)              (0.07)              (0.09)              (0.05)
    Net realized and unrealized
      gains (losses) on investments                  (1.57)              (1.41)               1.53                0.50
                                                    ------              ------              ------              ------
Total from investment operations                     (1.67)              (1.48)               1.44                0.45
                                                    ------              ------              ------              ------
Net asset value, end of period                      $10.74              $12.41              $13.89              $12.45
                                                    ------              ------              ------              ------
                                                    ------              ------              ------              ------
Total Return(4)<F18>                              (13.46)%            (10.66)%              11.57%               3.75%(3)<F17>

Supplemental data and ratios:
Net assets, end of period                       $8,068,996          $2,732,662          $2,529,629          $1,855,483
Ratio of expenses to
  average net assets:
    Before expense waiver                            3.21%               5.24%               4.72%               7.80%(5)<F19>
    After expense waiver                             2.00%               2.00%               2.00%               2.00%(5)<F19>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                          (2.21)%             (3.84)%             (3.40)%             (6.38)%(5)<F19>
    After expense waiver                           (1.00)%             (0.60)%             (0.68)%             (0.58)%(5)<F19>
Portfolio turnover rate                                26%                 19%                 25%                 52%

(1)<F15>  Commencement of operations.
(2)<F16> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F17>  Not annualized.
(4)<F18>  The total return calculation does not reflect the 4.25% sales load.
(5)<F19>  Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have authorized two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

c) Distributions to Shareholders -- The Funds generally pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will generally be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. ACQUISITION INFORMATION

On January 31, 2002, the Oak Ridge Large Cap Equity Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Universal Growth Fund. The Oak Ridge Large Cap Equity Fund issued 672,393 shares (valued at $8,228,914) for the 596,384 shares of the Universal Growth Fund outstanding at January 31, 2002. The net assets of $8,228,914 of the Universal Growth Fund included net unrealized appreciation on investments of $2,214,132. The net assets of the Oak Ridge Large Cap Equity Fund immediately before the acquisition were $2,682,404, and the Fund's Statement of Operations for the year ended November 30, 2002 does not include preacquisition activity of the Universal Growth Fund.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                      CLASS A
                                               ----------------------------------------------------
                                                     YEAR ENDED                    YEAR ENDED
                                                   NOV. 30, 2002                  NOV. 30, 2001
                                               ---------------------          ---------------------
                                               AMOUNT         SHARES          AMOUNT         SHARES
                                               ------         ------          ------         ------
   Shares sold                               $  827,874       54,688        $  779,958        39,973
   Shares issued to holders in
     reinvestment of distributions            1,492,354       85,866         2,398,618       117,063
   Shares redeemed                           (1,231,864)     (74,618)       (1,298,299)      (66,444)
                                             ----------      -------        ----------       -------
   Net increase                              $1,088,364       65,936        $1,880,277        90,592
                                             ----------                     ----------
                                             ----------                     ----------
   SHARES OUTSTANDING:
       Beginning of Period                                   775,969                         685,377
                                                             -------                         -------
       End of Period                                         841,905                         775,969
                                                             -------                         -------
                                                             -------                         -------

                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                      CLASS C
                                               ----------------------------------------------------
                                                     YEAR ENDED                    YEAR ENDED
                                                   NOV. 30, 2002                  NOV. 30, 2001
                                               ---------------------          ---------------------
                                               AMOUNT         SHARES          AMOUNT         SHARES
                                               ------         ------          ------         ------
   Shares sold                                $ 171,204       11,317        $  108,205         6,203
   Shares issued to holders in
     reinvestment of distributions              144,695        8,690           231,425        11,659
   Shares redeemed                             (436,482)     (29,338)         (173,778)       (9,123)
                                              ---------      -------        ----------        ------
   Net increase (decrease)                    $(120,583)      (9,331)       $  165,852         8,739
                                              ---------                     ----------
                                              ---------                     ----------
   SHARES OUTSTANDING:
       Beginning of Period                                    71,549                          62,810
                                                             -------                          ------
       End of Period                                          62,218                          71,549
                                                             -------                          ------
                                                             -------                          ------
   Total Net Increase                         $ 967,781                     $2,046,129
                                              ---------                     ----------
                                              ---------                     ----------

                                                          OAK RIDGE LARGE CAP EQUITY FUND
                                                                      CLASS A
                                               ----------------------------------------------------
                                                     YEAR ENDED                    YEAR ENDED
                                                   NOV. 30, 2002                  NOV. 30, 2001
                                               ---------------------          ---------------------
                                               AMOUNT         SHARES          AMOUNT         SHARES
                                               ------         ------          ------         ------
   Shares sold                               $  362,337       33,851          $518,392        38,363
   Shares redeemed                           (1,999,100)    (175,322)           (4,128)         (290)
   Shares issued in connection with
     acquisition of Universal Growth Fund     8,228,914      672,393                --            --
                                             ----------      -------          --------       -------
   Net increase                              $6,592,151      530,922          $514,264        38,073
                                             ----------                       --------
                                             ----------                       --------
   SHARES OUTSTANDING:
       Beginning of Period                                   220,233                         182,160
                                                             -------                         -------
       End of Period                                         751,155                         220,233
                                                             -------                         -------
                                                             -------                         -------

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the year ended November 30, 2002, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2003. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                  OAK RIDGE SMALL     OAK RIDGE LARGE
            YEAR OF EXPIRATION    CAP EQUITY FUND     CAP EQUITY FUND
            ------------------    ---------------     ---------------
            November 30, 2003         $16,016             $63,272
            November 30, 2004         $24,053             $87,637
            November 30, 2005         $48,392             $93,815

For the year ended November 30, 2002, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $13,502 and $16,520, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $1,972 for the Oak Ridge Small Cap Equity Fund and $609 for the Oak Ridge Large Cap Equity Fund.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the year ended November 30, 2002 were $5,732,114 and $5,972,392, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the year ended November 30, 2002 were $2,691,654 and $1,752,903, respectively, which do not include $4,032,683 in purchases and $5,228,676 in sales that occurred in an effort to reposition the portfolio of securities as part of the acquisition described in Note 3. There were no purchases or sales of long-term U.S. Government securities.

At November 30, 2002, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                COST            APPRECIATION       (DEPRECIATION)     NET APPRECIATION
                                            -----------         ------------       -------------      ----------------
     Oak Ridge Small Cap Equity Fund        $11,868,212          $2,181,768         $(783,791)           $1,397,977
     Oak Ridge Large Cap Equity Fund          7,637,635             939,871          (464,529)              475,342

At November 30, 2002, the Funds had no undistributed ordinary income for tax purposes and the undistributed long-term capital gains are as follows:

                                       LONG-TERM CAPITAL GAINS
                                       -----------------------
   Oak Ridge Small Cap Equity Fund                  --
   Oak Ridge Large Cap Equity Fund            $461,058

During the year ended November 30, 2002, the Oak Ridge Large Cap Equity Fund utilized $110,235 of its capital loss carryforwards and at November 30, 2002, had $60,014 in carryforwards that expire in 2009, subject to IRS limitations. At November 30, 2002, the Oak Ridge Small Cap Equity Fund had a capital loss carryforward of $1,251,338 that expires in 2010. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders may be offset by any unused capital loss carryover for the Funds.

During the year ended November 30, 2002, the Oak Ridge Small Cap Equity Fund distributed, on a tax basis, long-term capital gains of $1,707,437 and the Oak Ridge Large Cap Equity Fund designated $176,114 as long-term capital gains distributions, which included earnings and profits distributed to shareholders on redemptions.

7. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the year ended November 30, 2002 were $33,288 and $19,422, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2002 were $8,188. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2002 were $2,729.

OAK RIDGE FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Oak Ridge Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (constituting Oak Ridge Funds, Inc., hereafter referred to as the "Funds") at November 30, 2002, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

January 7, 2003
Milwaukee, Wisconsin

OAK RIDGE FUNDS

ADDITIONAL INFORMATION ABOUT DIRECTORS AND OFFICERS

Under the laws of the state of Maryland, the Board of Directors of the Funds is responsible for managing the business and affairs of the Funds. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors and is available, without charge, upon request by calling 1-800-407-7298.

                                           TERM OF                                                   # OF PORTFOLIOS  OTHER
                            POSITION(S)    OFFICE AND                                                IN FUND COMPLEX  DIRECTORSHIPS
                            HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION                     OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE       THE FUNDS      SERVED(1)<F21>   DURING PAST FIVE YEARS                   DIRECTOR         DIRECTOR
---------------------       -----------    --------------   ----------------------                   ---------------  -------------
David M. Klaskin*<F20>      President      Since 1994       Mr. Klaskin has been the Chairman              2          None
Oak Ridge Investments, LLC  and Director                    of the Adviser since November 1998
10 S. LaSalle St.                                           and the Treasurer and Chief Investment
Suite 1050                                                  Officer of the Adviser (and its
Chicago, IL  60603                                          predecessor) since December 1989.
Age:  42                                                    Mr. Klaskin served as the President of
                                                            the Adviser (and its predecessor) from
                                                            December 1989 until November 1998.
                                                            Mr. Klaskin has held the same
                                                            positions (with the exception of Chief
                                                            Investment Officer) for the same time
                                                            periods with the Funds' principal
                                                            distributor, Oak Ridge Investments,
                                                            Inc. (the "Distributor").

Samuel Wegbreit*<F20>       Chairman       Since 1994       Mr. Wegbreit has been the Vice                 2          None
Oak Ridge Investments, LLC  of the Board,                   Chairman of the Adviser since November
10 S. LaSalle St.           Treasurer,                      1998 and the Secretary of the Adviser
Suite 1050                  Assistant                       (and its predecessor) since September
Chicago, IL  60603          Secretary                       1989.  Mr. Wegbreit served as the
Age:  45                    and Director                    Chairman of the Adviser (and its
                                                            predecessor) from September 1989 until
                                                            November 1998.  Mr. Wegbreit
                                                            has held the same positions for the same
                                                            time periods with the Distributor.

Daniel A. Kaplan            Director       Since 1994       Mr. Kaplan is a Certified Public Accountant    2          None
641 W. Lake St.                                             and the President of Loft Development
Suite 401                                                   Corporation, a real estate development
Chicago, IL  60661                                          company located in Chicago, Illinois.  Mr.
Age:  42                                                    Kaplan has been employed by Loft
                                                            Development Corporation since 1986.

  *<F20>   Interested Directors.
(1)<F21> Each Director holds office until their termination or until the election and qualification of his or her successor.

                                           TERM OF                                                   # OF PORTFOLIOS  OTHER
                            POSITION(S)    OFFICE AND                                                IN FUND COMPLEX  DIRECTORSHIPS
                            HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION                     OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE       THE FUNDS      SERVED(1)<F22>   DURING PAST FIVE YEARS                   DIRECTOR         DIRECTOR
---------------------       -----------    --------------   ----------------------                   ---------------  -------------
A. Charlene Sullivan, Ph.D. Director       Since 1994       Dr. Sullivan has been a Professor of            2         None
Purdue University                                           Finance at Purdue University since 1978.
Krannert Center #217
West LaFayette, IN  47907
Age:  54

Angelo Louis Spoto          Director       Since 1994       Mr. Spoto has been a private investor since     2         None
355 Hickory Lane                                            1990.  Prior to 1990 Mr. Spoto was a Senior
Rockford, IL  61107                                         Vice President - Investments with Kemper
Age:  73                                                    Securities, Inc., in Rockford, Illinois.

John Peters(2)<F23>         Secretary      Since 1994       Mr. Peters has been the President of the
Oak Ridge Investments, LLC                                  Adviser since July 15, 1998.  From
10 S. LaSalle St.,                                          September 1, 1997 until June 1, 1998,
Suite 1050                                                  Mr. Peters was President of Dreman Value
Chicago, IL  60603                                          Management, Jersey City, New Jersey.
Age:  55                                                    From January 1, 1990 until January 1, 1997,
                                                            Mr. Peters was the Managing Director
                                                            of Kemper Financial Services, Inc.

(1)<F22> Each Director holds office until their termination or until the election and qualification of his or her successor.
(2)<F23>   Mr. Peters serves as an officer of the Fund but is not a director.

                               TABLE OF CONTENTS
                                                                    Page
                                                                    ----
Letter to Shareholders                                                1
Schedule of Investments                                               5
Statements of Assets and Liabilities                                  9
Statements of Operations                                             10
Statements of Changes in Net Assets                                  11
Financial Highlights                                                 12
Notes to the Financial Statements                                    15
Additional Information about Directors                               22

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.